SENIOR NOTES AND LOANS (Details 1) (USD $) In Millions, unless otherwise specified					12 Months Ended				0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Nov. 02, 2011	Mar. 02, 2011	Dec. 31, 2012 Senior Notes Issue One [Member]	Dec. 31, 2012 Syndicated Loan [Member]	Dec. 31, 2012 Bank Loan Two [Member]	Dec. 31, 2010 Bank Loan Two [Member]	Dec. 31, 2012 Subsidiary Senior Notes Due 2018 One [Member]	Dec. 31, 2012 Subsidiary Senior Notes Due 2018 One [Member]	Dec. 31, 2012 Subsidiary Senior Notes Due 2019 One [Member]	Dec. 31, 2012 Subsidiary Senior Notes Due 2019 One [Member]	Dec. 31, 2012 Subsidiary Senior Notes Due 2020 One [Member]	Dec. 31, 2012 Subsidiary Senior Notes Due 2020 One [Member]	Dec. 31, 2012 Subsidiary Senior Notes Due 2022 One [Member]	Dec. 31, 2012 Subsidiary Senior Notes Due 2022 One [Member]	Dec. 31, 2012 Long Credit Agreement 2017 [Member]	Dec. 31, 2012 Long Credit Agreement 2019 [Member]
Debt Instrument [Line Items]
Debt instrument issuer										Teva Pharmaceutical Finance V B.V. **		Teva Pharmaceutical Finance IV B.V. *		Teva Pharmaceutical Finance IV, LLC		Teva Pharmaceutical Finance Company B.V.***
Debt instrument stated interest rate percentage	7.20%								1.50%	1.50%	2.90%	2.90%	2.25%	2.25%	2.95%	2.95%	0.99%	1.42%
Debt instrument effective interest rate percentage at period end, low end of range					0.50%	1.00%
Debt instrument effective interest rate percentage at period end, high end of range					6.20%	2.50%
Debt instrument maturity year									Jan. 10, 2018		Jan. 04, 2019		Jan. 03, 2020		Jan. 12, 2022
Interest rate information							denominated in Euro (mainly) and USD
Description of the interest rate terms of the swap agreement															see note 15
Original principal amount of debt instrument			$ 5,000	$ 750		$ 376	$ 410	$ 405	$ 493	$ 493	$ 1,316	$ 1,316	$ 700	$ 700	$ 1,300	$ 1,300
Principal amount currently outstanding on the debt instrument	$ 530	$ 531